Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 46,471	$ 14,544	$ 8,491
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	50,605	47,989	4,006
Depreciation and amortization	16,457	4,227	1,344
Amortization of land use rights	140	0	0
Gain on disposal of property and equipment	(838)	0	0
Gain on disposal of a subsidiary	(3,566)	0
Gain on disposal of long-term investments	(4,766)	0
(Reversal) provision of allowance for doubtful accounts	454	51	(32)
Loss from impairment of intangible assets	1,348	87	0
Loss on equity method investments	4,845	437	57
Unrealized holding loss on trading securities	52	220	0
Loss from impairment of long-term investments	2,302	902	0
Changes in operating assets and liabilities:
Accounts receivable	(6,765)	(8,066)	1,100
Prepaid expenses and other current assets	(8,404)	(8,684)	(1,144)
Payment for land use rights	(14,102)	0	0
Deferred taxes	(1,204)	(315)	60
Other noncurrent assets	392	(4,077)	(195)
Accounts payable	1,164	4,603	670
Accrued expenses and other current liabilities	23,274	11,554	2,858
Deferred revenue	10,354	10,744	2,824
Amount due to related parties	83	964	0
Income tax payable	(508)	7,123	86
Net cash provided by operating activities	117,788	82,303	20,125
Cash flows from investing activities:
Restricted cash	(1,902)	0	0
Purchase of property and equipment	(68,796)	(16,320)	(2,826)
Purchase of intangible assets	(5,073)	(1,457)	(1,203)
Net cash (paid for) acquired from business acquisition	258	(487)	(2,619)
Purchase of other assets	(459)	(1,571)	(1,039)
Purchase of trading securities	0	(451)	0
Capital contribution for cost method investments	(8,023)	(7,599)	(146)
Capital contribution for equity method investments	(16,218)	(6,926)	(1,220)
Cash collected from disposal of long-term investments and a subsidiary	13,847	0	0
Proceeds from disposal of property and equipment	2,126	0	0
Dividends received from a cost method investee	313	0	0
Net cash used in investing activities	(83,927)	(34,811)	(9,053)
Cash flows from financing activities:
Proceeds from issuance of Series C convertible participating redeemable preferred shares	0	0	20,000
Payment of issuance costs of Series C convertible participating redeemable preferred shares	0	0	(78)
Proceeds from exercise of share options	2,089	20	375
Proceeds from issuance of ordinary shares upon IPO	0	234,312	0
Payment of IPO costs	0	(2,611)	(44)
Capital contribution from noncontrolling interest shareholders	36	1,559	0
Payment for share repurchase	(139)	0	0
Net cash provided by financing activities	1,986	233,280	20,253
Effect of exchange rate on cash and cash equivalents	1,086	2,454	1,036
Net increase in cash and cash equivalents	36,933	283,226	32,361
Cash and cash equivalents at beginning of year	343,731	60,505	28,144
Cash and cash equivalents at end of year	380,664	343,731	60,505
Supplemental disclosure of cash flow information:
Income tax paid	12,578	3,699	317
Supplemental schedule of non-cash activities:
Conversion of participating redeemable preferred shares to ordinary shares	0	70,971	0
Payable for purchasing land use rights, plant, property and equipment and intangible assets	125,760	915	271
Accrued and deferred IPO costs	0	108	515
Nonmonetary transaction (Note 8(v))	$ 0	$ 2,100	$ 0